Other Components Of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes In Other Components Of Equity [Line Items]
Beginning balance	₩ 14,171,228	₩ 14,257,309
Issuance of share capital of subsidiary	0	1,032
Others	(8,461)	0
Effect of change in accounting policy	0	(76,851)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(10,891)	(34,125)
Shares in other comprehensive loss of associates and joint ventures, net of tax	19,343	57,089
Foreign currency translation of foreign operations, net of tax	55,347	(32,086)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	14,041	(1,140)
Ending balance	14,240,607	14,171,228
Other capital surplus
Changes In Other Components Of Equity [Line Items]
Beginning balance	1,234,825	1,233,793
Issuance of share capital of subsidiary		1,032
Others	(8,461)	0
Ending balance	1,226,364	1,234,825
Gains on disposal of Treasury stocks
Changes In Other Components Of Equity [Line Items]
Beginning balance	387,524	387,524
Issuance of share capital of subsidiary	0	0
Others	0	0
Ending balance	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Changes In Other Components Of Equity [Line Items]
Beginning balance	847,301	846,269
Issuance of share capital of subsidiary		1,032
Others	(8,461)	0
Ending balance	838,840	847,301
Accumulated other comprehensive loss
Changes In Other Components Of Equity [Line Items]
Beginning balance	(358,570)	(271,457)
Effect of change in accounting policy		(76,851)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(10,891)	(34,125)
Shares in other comprehensive loss of associates and joint ventures, net of tax	19,343	57,089
Foreign currency translation of foreign operations, net of tax	55,347	(32,086)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	14,041	(1,140)
Ending balance	(280,730)	(358,570)
Financial assets at fair value through other comprehensive income
Changes In Other Components Of Equity [Line Items]
Beginning balance	(81,708)	29,268
Effect of change in accounting policy		(76,851)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(10,891)	(34,125)
Shares in other comprehensive loss of associates and joint ventures, net of tax		0
Foreign currency translation of foreign operations, net of tax		0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		0
Ending balance	(92,599)	(81,708)
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Changes In Other Components Of Equity [Line Items]
Beginning balance	123,553	66,464
Shares in other comprehensive loss of associates and joint ventures, net of tax	19,343	57,089
Ending balance	142,896	123,553
Reserve for overseas operations translation credit
Changes In Other Components Of Equity [Line Items]
Beginning balance	(350,245)	(318,159)
Foreign currency translation of foreign operations, net of tax	55,347	(32,086)
Ending balance	(294,898)	(350,245)
Reserve for gain (loss) on valuation of derivatives
Changes In Other Components Of Equity [Line Items]
Beginning balance	(50,170)	(49,030)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	14,041	(1,140)
Ending balance	(36,129)	(50,170)
Other equity
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,294,973	13,294,973
Ending balance	13,294,973	13,294,973
Statutory revaluation reserve
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,295,098	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity
Changes In Other Components Of Equity [Line Items]
Beginning balance	(125)	(125)
Ending balance	₩ (125)	₩ (125)